Operating Segment and Geographic Information	12 Months Ended
Mar. 31, 2012
Operating Segment and Geographic Information

(20) Operating Segment and Geographic Information

Advantest manufactures and sells semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products. Advantest’s organizational structure consists of three reportable operating segments, which are the design, manufacturing, and sale of semiconductor and component test systems, mechatronics systems and services, support and others. These reportable operating segments are determined based on the nature of the products and the markets. Segment information is prepared on the same basis that Advantest’s management reviews financial information for operational decision making purposes.

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products, for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Fundamental research and development activities and headquarters functions are represented by Corporate.

Reportable operating segment information during the years ended March 31, 2010, 2011 and 2012 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2010:
Net sales to unaffiliated customers	¥30,168	11,219	11,838	—	53,225
Inter-segment sales	2,404	18	—	(2,422)	—

Net sales	32,572	11,237	11,838	(2,422)	53,225
Depreciation and amortization	1,364	470	1,977	503	4,314
Operating income (loss) before stock option compensation expenses	(7,042)	(1,897)	2,175	(4,732)	(11,496)
Adjustment:
Stock based compensation expense					143

Operating income (loss)					(11,639)

Expenditures for additions to long- lived assets	942	396	1,856	231	3,425
Total assets	38,782	10,478	11,474	127,929	188,663

As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income (loss)					6,111

Expenditures for additions to long- lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income (loss)					837

Expenditures for additions to long- lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226

Adjustments to operating income (loss) in Corporate principally represent corporate general and administrative expenses and research and development expenses related to fundamental research activities that are not allocated to operating segments.

Advantest uses the operating income (loss) before stock option compensation expenses for management’s analysis of business segment results.

Additions to long-lived assets included in Corporate consist of purchases of software and fixed assets for general corporate use.

Total assets included in Corporate consist of cash and cash equivalents, assets for general corporate use and assets used for fundamental research activities, which are not allocated to reportable segments.

One customer and its related entities mainly in the semiconductor and component test system segment and the mechatronics system segment accounted for approximately 20%, 20% and 29% of total consolidated net sales for the years ended March 31, 2010, 2011 and 2012, respectively. Other customer accounted for approximately 6%, 7% and 12% for the years ended March 31, 2010, 2011 and 2012, respectively. Another customer accounted for approximately 2%, 13% and 2% for the years ended March 31, 2010, 2011 and 2012, respectively.

Information as to Advantest’s net sales and property, plant and equipment in various geographical areas was as follows:

Net sales to unaffiliated customers for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Japan	11,976	22,398	16,095
Americas	4,930	9,278	29,742
Europe	2,137	2,252	7,015
Asia	34,182	65,706	88,196

Total	53,225	99,634	141,048

Net sales to unaffiliated customers are based on the customer’s location. Net sales indicated as Asia were generated in Korea, Taiwan and China and others in the amount of ¥10,334 million, ¥12,805 million and ¥11,043 million for the year ended March 31, 2010, ¥20,752 million, ¥21,835 million and ¥23,119 million for the year ended March 31, 2011, and ¥29,687 million, ¥27,591 million and ¥30,918 million for the year ended March 31, 2012, respectively. Substantially all net sales indicated as Americas were generated in the United States of America.

Property, plant and equipment as of March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Japan	¥29,750	29,280	28,234
Americas	214	281	1,073
Europe	539	563	1,582
Asia	2,378	1,754	3,317

Total	¥32,881	31,878	34,206

Property, plant and equipment are those assets located in each geographic area.

There was no individually material country with respect to property, plant and equipment outside Japan. Substantially all property, plant and equipment indicated as Americas were located in the United States of America. Substantially all property, plant and equipment indicated as Europe were located in Germany. Property, plant and equipment in Asia were primarily located in Taiwan, Singapore and China.